FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	6 Months Ended
Jun. 30, 2014
Financial Instruments And Risk Management Abstract]
Financial Instruments and Risk Management

Note 9 – Derivative instruments and hedging activities:

Derivative instrument disclosure

The following table summarizes the notional amounts for hedged items, when transactions are designated as hedge accounting:

	June 30,	December 31,
	2014	2013
	U.S. $ in millions

Interest rate swap - fair value hedge	$2,250	$2,500

Cross currency swap - cash flow hedge	1,875	1,875

Forecasted transactions - cash flow hedge	100	300

The following table summarizes the classification and fair values of derivative instruments:
		Fair value
	Reported under	June 30, 2014	December 31, 2013

		U.S. $ in millions
Asset derivatives - interest rate swap - fair value hedge designated as hedging instruments	Other current assets	$-	$2

Liability derivatives - interest rate swap - fair value hedge designated as hedging instruments	Senior notes and loans	(118)	(233)

Liability derivatives - cross currency swap - cash flow hedge designated as hedging instruments	Senior notes and loans	(210)	(203)

Liability derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current liabilities	(23)	(17)
Asset derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current assets	5	28

Derivatives on foreign exchange contracts hedge Teva's balance sheet items from currency exposure but are not designated as hedging instruments for accounting purposes. With respect to such derivatives, losses of $39 million and gains of $41 million were recognized under financial expenses-net for the six months ended June 30, 2014 and 2013, respectively, and losses of $35 million and gains of $39 million were recognized under financial expenses-net for the three months ended June 30, 2014 and 2013, respectively. Such gains and losses offset the revaluation of the balance sheet items also recorded under financial expenses-net.

With respect to the interest rate and cross-currency swap agreements, gains of $21 million and $19 million were recognized under financial expenses-net for the six months ended June 30, 2014 and 2013, respectively, and gains of $10 million and $9 million were recognized under financial expenses-net for the three months ended June 30, 2014 and 2013, respectively. Such gains mainly reflect the differences between the fixed interest rate and the floating interest rate.